Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Schedule of Intangible Assets, Net [Line Items]
Intangible assets, gross	$ 3,086,438	$ 2,968,666
Accumulated amortization	(1,028,813)	(395,822)
Intangible assets, net	2,057,625	2,572,844
Patents [Member]
Schedule of Intangible Assets, Net [Line Items]
Intangible assets, gross	2,447,865	2,354,460
Software [Member]
Schedule of Intangible Assets, Net [Line Items]
Intangible assets, gross	$ 638,573	$ 614,206